CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		90 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
Cash flows used in operating activities:
Net Income /(Loss)	$ (43,374)	$ (164,243)	$ (2,056,714)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Re-organization (reverse merger and spin-off)			(9,195)
Depreciation and Amortization	188		188
Stock based compensation			85,000
Non-controlling interest	(720)	(21,443)	(34,882)
Changes in assets and liabilities:
Prepayment		(5,711)
Other receivables	(7,926)	977	(12,081)
Warrant liabilities	(125,790)		559,605
Other payables and accrued liabilities	73,947	47,724	294,548
Notes payable			75,000
Net cash provided by (used for) operating activities	(103,675)	(142,696)	(1,098,531)
Cash flows used for investing activities:
Disposal of subsidiary OODI			22,942
Purchase of office equipment		(647)	(606)
Net cash used for investing activities		(647)	22,336
Cash flows provided by (used for) financing activities:
Proceed from Issuance of common stock	41,000		836,724
Amount due from NSML		25,641	25,641
Amounts due to / from related parties	68,682	89,539	238,655
Net cash provided by (used for) financing activities	109,682	115,180	1,101,020
Net increase (decrease) in cash	6,007	(28,163)	24,825
Effect of foreign currency translation	953	(155)	565
Cash - beginning of period	18,430	58,174
Cash - end of period	25,390	29,856	25,390
Supplemental disclosures of cash flow information:
Interest paid
Income taxes